UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21806
Asset Allocation Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: September 30, 2010
Date of reporting period: September 30, 2010

ITEM 1.	REPORT TO SHAREHOLDERS

WELLS FARGO ADVANTAGE FUNDS

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Annual Report

September 30, 2010

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

ASSET ALLOCATION TRUST

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Contents

Letter to Shareholders	2

Performance Highlights	4

Fund Expenses	9

Wells Fargo Advantage Asset Allocation Fund

Financial Statements
Statement of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	16

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	22

Other Information	23

Asset Allocation Trust

Consolidated Portfolio of Investments	24

Financial Statements
Consolidated Statement of Assets and Liabilities	30
Consolidated Statements of Operations	31
Consolidated Statements of Changes in Net Assets	32
Consolidated Financial Highlights	34

Notes to Consolidated Financial Statements	36

Report of Independent Registered Public Accounting Firm	40

Additional Information	41

List of Abbreviations	45
The views expressed are as of September 30, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Asset Allocation Fund.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY
1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’ s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds ®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit www.wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $230 billion in assets under management, as of September 30, 2010.
Equity Funds
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund†
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund†
Enterprise Fund†
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund†
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund†
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio†
WealthBuilder Equity Portfolio†
WealthBuilder Growth Allocation Portfolio†
WealthBuilder Growth Balanced Portfolio†
WealthBuilder Moderate Balanced Portfolio†
WealthBuilder Tactical Equity Portfolio†
Target Today Fund†
Target 2010 Fund†
Target 2015 Fund†
Target 2020 Fund†
Target 2025 Fund†
Target 2030 Fund†
Target 2035 Fund†
Target 2040 Fund†
Target 2045 Fund†
Target 2050 Fund†
Money Market Funds
100% Treasury Money Market Fund
California Municipal Money Market Fund
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund†
Minnesota Money Market Fund
Money Market Fund
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund
Variable Trust Funds1
VT Core Equity Fund
VT Discovery Fund†
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund†
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the annual report.

2 Wells Fargo Advantage Asset Allocation Fund	Letter to Shareholders
Karla M. Rabusch,
President
Wells Fargo Advantage Funds
The period was marked by growing optimism, as signs continued to emerge that the worst of the economic crisis may have passed.
Dear Valued Shareholder:
We are pleased to introduce you to Wells Fargo Advantage Funds. You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. Many of our shareholders received an annual report less than 12 months ago. The reason for this is that with the merger of the Wells Fargo Advantage Funds and the Evergreen Funds in July of 2010, we are in the process of re-aligning the fiscal year-end dates of our funds. Going forward, shareholder reports for the Wells Fargo Advantage Asset Allocation Fund will be based on fiscal year-end of September 30th.
Following is your annual report for the Wells Fargo Advantage Asset Allocation Fund for the nine-month period that ended September 30, 2010. The period was marked by growing optimism, as signs continued to emerge that the worst of the economic crisis may have passed. Despite a summer pullback on concerns about a potential sovereign debt crisis in Europe, global stock markets soon recovered and ended the period with solid gains.
Solid economic reports helped support a market rally.
The market rally started even before the period began as investors took heart from several better-than-expected economic reports. Economic numbers leading up to the reporting period supported the case for a slow recovery. After four quarters of sequential declines, real gross domestic product (GDP) showed positive growth for the third quarter of 2009, advancing by 1.6%. Real GDP continued to show positive, sequential growth through the third quarter of 2010.
Entering the nine-month period, international news supported the moderately positive outlook, with the two largest eurozone economies, France and Germany, showing modest growth. In mid-2010, though, investors became concerned about the possibility that eurozone member Greece would default on its sovereign debt, sparking increased concerns about the debt burdens of other member states such as Portugal, Italy, and Spain and causing weakness in the euro. After the eurozone put together a bailout package for Greece and took steps to shore up its banks, investor confidence returned. Growth showed signs of accelerating in 2010, with Germany posting a 2.2% growth rate in the second quarter of the year, which helped offset a contraction in Greece and push the entire eurozone to 1% growth.
Governments maintained an active role in the worldwide economy, aiding the tentative economic recovery.
Both the European Central Bank (ECB) and the Federal Reserve Board kept their key interest rates at low levels (1% for the ECB; effectively zero for the Federal Reserve), continued to provide cash to banks, and purchased debt securities backed by mortgages in order to support the financial system.
As signs accumulated that the economy might be stabilizing, the U.S. government began to dial down its intervention. In early 2010, the Federal Reserve announced that it would stop buying mortgage-backed securities at the end of March. The Fed also raised its discount rate—which applies to

Letter to Shareholders	Wells Fargo Advantage Asset Allocation Fund 3
bank borrowing from the central bank—by 0.25% to 0.75%, while keeping the more important federal funds rate undisturbed. And at the end of April 2010, the government allowed a homebuyer tax credit to expire.
Global stock and bond markets rallied.
Stocks rallied across the board on the widespread hope of economic recovery, with all major parts of the global stock market posting gains.
Stocks rallied across the board on the widespread hope of economic recovery, with all major parts of the global stock market posting gains. For the period, small-cap stocks outperformed large-cap stocks, as investors bid up shares in companies that stood to gain the most from resumed economic growth. International large-cap stocks posted modest gains for the 9-month period but lagged domestic issues.
Bonds also delivered positive returns. Longer-term government and corporate bonds benefited from relatively low interest rates. High-yield bonds, which posted losses during the depth of the credit crisis, continued to rebound on improved economic conditions.
Many variables are at work in the market.
The full effect of the ongoing credit crisis remains unknown. Growing unemployment and debt defaults continue to pressure consumers and businesses alike.
Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds® represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.
Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222, 24 hours a day, 7 days a week.
Sincerely,
Karla M. Rabusch
President
Wells Fargo Advantage Funds

4 Wells Fargo Advantage Asset Allocation Fund	Performance Highlights (Unaudited)
Wells Fargo Advantage Asset Allocation Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term total return, consisting of capital appreciation and current income.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
PORTFOLIO MANAGER
Ben Inker1
FUND INCEPTION
July 29, 1996
PERFORMANCE SUMMARY
9-MONTH TOTAL RETURN AS OF SEPTEMBER 30, 2010
(EXCLUDING SALES CHARGES)

9 Month
Class A	3.45%
GMO Global Balanced Index[2]	5.56%
Barclays Capital U.S. Aggregate Bond Index[3]	7.94%
MSCI ACWI Index (Net)[4]	3.63%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site -www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, and mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares the maximum sales charge is 5.75%. Net and gross expense ratios for Class A shares are 1.29% and 1.29%, respectively. The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.87%, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.
GROWTH OF $10,000 INVESTMENT5
(AS OF SEPTEMBER 30, 2010)

1.	The Fund invests all of its assets directly in Asset Allocation Trust, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, is responsible for coordinating the portfolio management of Asset Allocation Trust.

Performance Highlights (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 5
Wells Fargo Advantage Asset Allocation Fund (continued)
MANAGER’S DISCUSSION
Fund highlights
▪	The Wells Fargo Advantage Asset Allocation Fund underperformed its benchmarks for the nine-month period that ended September 30, 2010.
▪	Our asset allocation decisions detracted from relative results, in part because of a modest underweight to stocks during a rising stock market. Within the stock portfolio, an emphasis on high-quality stocks also detracted from relative performance.
▪	Our fixed-income portfolio detracted from relative returns because of our decision to emphasize defensive cash-like holdings.
The Fund underperformed its benchmark during a strong stock market rally. Returns were hurt by a focus on high-quality companies and a defensive position in fixed income.
Risky assets of all stripes—including stocks, corporate bonds, and longer-maturity bonds—all performed well during the first nine months of 2010. Despite substantial fears of a European sovereign debt default during the second quarter, the markets generally continued to follow trends established in the first half of 2009. Stocks rallied, often led by lower-quality companies that were highly leveraged to economic recovery. Bonds reached generationally low yields, as central bankers around the world sought to support the global economy by making it cheaper for individuals and corporations to borrow.
The Fund’s strategy continued to maintain a modestly defensive stance through a slight underweight to equities. This underweight to equities during a rising equity market detracted from relative performance. Our decision to invest
TEN LARGEST HOLDINGS6
(AS OF SEPTEMBER 30, 2010)

GMO Quality Fund, Class VI	25.60%
GMO International Core Equity Fund, Class VI	16.71%
GMO Strategic Fixed Income Fund, Class VI	13.65%
GMO Emerging Markets Fund, Class VI	12.23%
GMO Alpha Only Fund, Class VI	8.38%
GMO Special Situation Fund ,Class VI	4.22%
GMO International Growth Equity Fund, Class VI	3.58%
GMO International Intrinsic Value Fund, Class VI	3.45%
GMO Domestic Bond Fund, Class VI	3.30%
GMO Inflation Indexed Plus Fund, Class VI	1.78%

2.	The GMO Global Balanced Index is a composite benchmark computed by GMO. As of May 1, 2007, the GMO Global Balanced Index is comprised of 65% MSCI All Country World and 35% Barclays Capital U.S. Aggregate Bond Index. Prior to May 1, 2007 it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-US Index and 35% Barclays Capital U.S. Aggregate Bond Index. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

4.	The MSCI All Country World Index (MSCI ACWI Index (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

6 Wells Fargo Advantage Asset Allocation Fund	Performance Highlights (Unaudited)
Wells Fargo Advantage Asset Allocation Fund (continued)
solely in high-quality stocks in the United States also hurt performance, as companies with low leverage and high and consistent profitability were substantially outpaced by more speculative firms.
Within our fixed-income allocation, we emphasized short-term strategies aimed at providing a better return than cash, as opposed to holding more interest-rate-sensitive securities. The unprecedented central bank intervention—and subsequent ultra-low bond yields—not only left bonds exposed to a possible increase in inflation but also left little margin of error for longer-term investors. In our view, at these low yields, even a modest amount of inflation is likely to saddle investors with mediocre returns at best and significantly disappointing returns at worst. However, the decision to emphasize defensive cash-like holdings detracted from returns as fixed-income markets rallied during the period.
Where we do own fixed income, we have favored inflation-indexed bonds. During the period, we benefited from our position in previously out-of-favor floating-rate asset-backed bonds. Our holdings benefited as the asset-backed market continued to stabilize in terms of pricing and liquidity.
PORTFOLIO ALLOCATION7
(AS OF SEPTEMBER 30, 2010)

We remain focused on our strategy of seeking to outperform by overweighting the asset classes that we believe are undervalued.
Our asset allocation philosophy is based upon the thesis that asset class valuations tend to revert to the mean over time. We attempt to capture this mean reversion by estimating what we believe each asset class will return over a seven-year horizon. We then tilt the portfolio accordingly—away from what we believe are expensive asset classes and toward those that we think are undervalued.
Overall, we believe that a slight underweight to stocks is warranted, along with a dual overweight to high-quality U.S. stocks and to emerging markets. As of the end of September, our forecasts suggested that U.S. large-cap stocks are overvalued, primarily because we do not believe that U.S. companies will be able

5.	The chart compares the performance of the Wells Fargo Advantage Asset Allocation Fund Class A and Administrator Class shares for the most recent ten years with the GMO Global Balanced Index, MSCI AWCI Index (Net), and the Barclays Capital U.S. Aggregate Bond Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

6.	The ten largest holdings are calculated based on the market value of the Asset Allocation Trust divided by the total market value of the portfolio of investments of the Asset Allocation Trust. Holdings are subject to change and may have changed since the date specified.

7.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations.

Performance Highlights (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 7
Wells Fargo Advantage Asset Allocation Fund (continued)
to maintain current cyclically high profit margins indefinitely. However, we continue to like high-quality U.S. stocks. We believe that high-quality companies have the potential to maintain profitability throughout the economic cycle. We also believe that emerging markets are more reasonably valued than the U.S. market and continue to hold a limited overweight to the asset class. However, our interest is tempered by ongoing concerns about an overheating Chinese economy and the likelihood that any weakness in developed economies will also affect emerging markets.
We have a less sanguine view of sovereign bond markets. In our view, investors’ ongoing search for yield has rendered almost the entire asset class heavily overvalued. With yields on 10-year U.S. Treasuries near 2.4% at the end of September, and with long-term inflation expectations in the range of 2% to 2.5%, we do not find debt issued by the United States or other countries to be attractive. Although we maintain a slight overweight to fixed income, most of our exposure is either in cash or in instruments with similarly low interest-rate sensitivity. We believe that an uncertain outlook and unattractive valuations justify holding a certain amount of “dry powder” so that we can take advantage of any opportunities that may arise.

8 Wells Fargo Advantage Asset Allocation Fund	Performance Highlights (Unaudited)
Wells Fargo Advantage Asset Allocation Fund (continued)
AVERAGE ANNUAL TOTAL RETURN8 (%) (AS OF SEPTEMBER 30, 2010)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[9]
	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[10]
Class A (EAAFX)	7/29/1996	(4.23)	1.71	2.66	6.08	1.64	7.90	3.88	6.72	1.29%	1.29%
Class B (EABFX)**	10/3/2002	(3.78)	2.08	2.82	6.19	1.22	7.08	3.11	6.19	2.04%	2.04%
Class C (EACFX)	10/3/2002	0.25	6.07	3.12	5.96	1.25	7.07	3.12	5.96	2.04%	2.04%
Class R (EAXFX)	10/10/2003					1.48	7.64	3.63	6.48	1.54%	1.54%
Administrator Class (EAIFX)	10/3/2002					1.72	8.21	4.16	6.95	1.13%	1.07%
GMO Global Balanced Index[2]						2.73	8.81	3.66	3.14
Barclays Capital U.S. Aggregate Bond Index[3]						6.05	8.16	6.20	6.41
MSCI ACWI Index (Net)[4]						0.48	8.42	2.39	1.64

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site -www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, and mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Class R shares are sold without a front-end sales charge or contingent deferred sales charge.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high yield securities risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

8.	Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the fund’s predecessor, Evergreen Asset Allocation Fund. Performance shown for Classes B, C and R prior to their inception reflects the performance of Class A, adjusted to reflect the higher expenses applicable to Classes B, C and R. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher. Historical performance for Class A prior to October 3, 2002 is based on the performance of Class III of the Fund’s predecessor fund, GMO Global Balanced Allocation Fund. Expenses of the GMO Fund were lower than the expenses the Fund incurs, in part because the GMO Fund did not pay 12b-1 fees. If the GMO Fund had incurred expenses at the same rate as the Fund does, the performance shown would have been lower.

9.	Reflects the expense ratios as stated in the July 19, 2010 prospectus.

10.	The investment adviser has contractually committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratios for Class A shares at 0.87%, Class B and C shares at 1.62%, Class R at 1.12% and Administrator shares at 0.64%, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

Fund Expenses (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 9
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2010 to September 30, 2010.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During the	Net Annual
Wells Fargo Advantage Asset Allocation Fund	04-01-2010	09-30-2010	Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,016.42	$4.30	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000.00	$1,012.22	$8.07	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000.00	$1,012.48	$8.07	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%
Class R
Actual	$1,000.00	$1,014.80	$5.56	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Administrator Class
Actual	$1,000.00	$1,017.18	$3.08	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.01	$3.09	0.61%

10 Wells Fargo Advantage Asset Allocation Fund	Fund Expenses (Unaudited)

	Beginning	Ending	Expenses
Wells Fargo Advantage	Account Value	Account Value	Paid During the	Net Annual
Asset Allocation Fund Including Underlying Fund Expenses	04-01-2010	09-30-2010	Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,016.42	$6.62	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63	1.31%
Class B
Actual	$1,000.00	$1,012.22	$10.39	2.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.74	$10.40	2.06%
Class C
Actual	$1,000.00	$1,012.48	$10.39	2.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.74	$10.40	2.06%
Class R
Actual	$1,000.00	$1,014.80	$7.88	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.89	1.56%
Administrator Class
Actual	$1,000.00	$1,017.18	$5.41	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.42	1.07%
Asset Allocation Trust
Actual	$1,000.00	$1,020.50	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.07	$0.00	0.00%
Asset Allocation Trust Including Underlying Fund Expenses
Actual	$1,000.00	$1,020.50	$2.33	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$2.33	0.46%

1.	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Statement of Assets and Liabilities—September 30, 2010	Wells Fargo Advantage Asset Allocation Fund 11

Assets
Investments in Asset Allocation Trust, at value	$8,349,758,814
Receivable for investments sold	6,068,387
Receivable for Fund shares sold	11,149,653
Prepaid expenses and other assets	578,652

Total assets	8,367,555,506

Liabilities
Payable for Fund shares redeemed	25,025,331
Investment advisory fee payable	1,384,581
Distribution fees payable	2,863,005
Due to other related parties	2,045,678
Accrued expenses and other liabilities	3,024,031

Total liabilities	34,342,626

Total net assets	$8,333,212,880

NET ASSETS CONSIST OF
Paid-in capital	$7,829,743,422
Undistributed net investment income	16,547,527
Accumulated net realized losses on investments	(175,593)
Net unrealized gains on investments	487,097,524

Total net assets	$8,333,212,880

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$2,957,689,219
Shares outstanding — Class A	251,589,890
Net asset value per share — Class A	$11.76
Maximum offering price per share — Class A2	$12.48
Net assets — Class B	$1,253,485,145
Share outstanding — Class B	108,097,134
Net asset value per share — Class B	$11.60
Net assets — Class C	$3,290,790,666
Shares outstanding — Class C	289,792,543
Net asset value per share — Class C	$11.36
Net assets — Administrator Class	$810,354,507
Shares outstanding — Administrator Class	68,468,253
Net assets — Administrator Class	$11.84
Net assets — Class R	$20,893,343
Shares outstanding — Class R	1,792,448
Net assets — Class R	$11.66

Total investments, at cost	$7,862,661,290

1.	The Fund has an unlimited amount of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net assets value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12 Wells Fargo Advantage Asset Allocation Fund	Statements of Operations

	Period Ended	Year Ended
	September 30, 2010[1,2]	December 31, 2009[2]
Investment income	$0	$0

Expenses
Advisory fee	18,337,060	25,522,873
Administration fees
Fund level	6,084,194	7,715,560
Class A	1,534,570	0
Class B	652,539	0
Class C	1,712,578	0
Administrator Class	155,552	0
Class R	9,729	0
Custody fees	548,030	778,714
Shareholder servicing fees
Class A	5,535,275	6,872,489
Class B	2,414,955	3,391,185
Class C	6,221,184	7,854,489
Administrator Class	388,880	0
Class R	59,065	68,156
Accounting fees	64,694	0
Distribution fees
Class B	7,244,864	10,173,554
Class C	18,663,551	23,563,467
Class R	10,092	0
Professional fees	189,990	372,168
Registration fees	264,170	338,527
Shareholder report expenses	628,211	1,037,349
Trustees’ fees and expenses	191,381	172,930
Transfer agent fees	5,839,959	11,833,022
Other fees and expenses	760,813	220,527

Total expenses	77,511,336	99,915,010
Less:
Expense reductions	(962)	(2,088)
Fee waivers and/or expense reimbursements	(330,856)	0

Net expenses	77,179,518	99,912,922

Net investment loss	(77,179,518)	(99,912,922)

REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS
Net realized gains or losses from investments	43,099,514	(80,975,479)
Net change in unrealized gains or losses in investments	278,658,287	1,804,992,066

Net realized and unrealized gains or losses on investments	321,757,801	1,724,016,587

Net increase in net assets resulting from operations	$244,578,283	$1,624,103,665

1.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 are those of Evergreen Asset Allocation Fund.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Asset Allocation Fund 13

		Period Ended		Year Ended		Year Ended
		September 30, 2010[1,2]		December 31, 2009[2]		December 31, 2008[2]
Operations
Net investment loss		$(77,179,518)		$(99,912,922)		$(124,553,118)
Net realized gains or losses on investments		43,099,514		(80,975,479)		276,761,701
Net change in unrealized gains or losses on investments		278,658,287		1,804,992,066		(2,634,214,495)

Net increase (decrease) in net assets resulting from operations		244,578,283		1,624,103,665		(2,482,005,912)

Distributions to shareholders from
Net investment income
Class A		(701,276)		(71,644,708)		(260,963,878)
Class B		(316,978)		(22,606,287)		(119,683,957)
Class C		(817,749)		(57,811,028)		(264,680,165)
Administrator Class		(157,061)		(16,320,531)		(34,626,066)
Class R		(4,151)		(349,647)		(1,027,711)
Net realized gains
Class A		0		0		(222,953,060)
Class B		0		0		(112,421,994)
Class C		0		0		(256,028,499)
Administrator Class		0		0		(23,607,583)
Class R		0		0		(821,178)
Tax basis return of capital
Class A		0		0		(76,190,484)
Class B		0		0		(39,995,118)
Class C		0		0		(90,647,269)
Administrator Class		0		0		(9,852,514)
Class R		0		0		(315,140)

Total distributions to shareholders		(1,997,215)		(168,732,201)		(1,513,814,616)

	Shares		Shares		Shares
Capital shares transactions
Proceeds from shares sold
Class A	35,530,507	401,575,047	55,779,554	573,479,050	66,395,772	864,158,011
Class B	498,226	5,599,456	7,628,802	71,196,801	16,361,935	213,919,037
Class C	24,465,009	268,651,425	49,239,545	486,999,491	60,185,015	739,493,126
Administrator Class	25,990,432	295,184,259	33,030,778	348,312,683	24,842,062	317,488,619
Class R	622,756	6,974,350	600,110	5,972,323	533,429	6,818,126

		977,984,537		1,485,960,348		2,141,876,919

Net asset value of shares issued in reinvestment of distributions
Class A	49,006	560,635	5,026,164	57,397,276	45,360,938	451,907,598
Class B	25,594	289,979	1,826,618	20,704,265	25,091,594	247,651,834
Class C	52,016	577,380	3,702,128	41,068,571	45,002,996	435,817,045
Administrator Class	13,223	152,064	1,380,914	15,839,082	6,119,101	59,505,056
Class R	284	3,222	23,786	269,730	169,938	1,657,862

		1,583,280		135,278,924		1,196,539,395

Automatic class conversion of Class B shares to Class A shares
Class A	22,296	254,144	3,297,026	32,979,355	3,484,024	46,052,080
Class B	(22,540)	(254,144)	(3,334,813)	(32,979,355)	(3,535,891)	(46,052,080)

		0		0		0

1.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 are those of Evergreen Asset Allocation Fund.
The accompanying notes are an integral part of these financial statements.

14 Wells Fargo Advantage Asset Allocation Fund	Statements of Changes in Net Assets

	Period Ended		Year Ended		Year Ended
	September 30, 2010[1,2]		December 31, 2009[2]		December 31, 2008[2]
	Shares		Shares		Shares
Capital shares transactions (continued)
Payment for shares redeemed
Class A	(54,734,018)	$(616,798,097)	(74,867,844)	$(744,435,975)	(129,279,292)	$(1,656,575,415)
Class B	(17,912,543)	(199,936,207)	(27,809,055)	(270,728,907)	(35,299,576)	(447,337,433)
Class C	(50,884,765)	(555,383,999)	(67,957,645)	(650,123,293)	(96,474,650)	(1,188,034,576)
Administrator Class	(13,555,297)	(152,823,773)	(15,357,321)	(157,669,807)	(16,514,923)	(210,386,804)
Class R	(272,388)	(3,042,662)	(365,665)	(3,685,505)	(392,691)	(5,063,837)

		(1,527,984,738)		(1,826,643,487)		(3,507,398,065)

Net decrease in net assets resulting from capital share transactions		(548,416,921)		(205,404,215)		(168,981,751)

Total increase (decrease) in net assets		(305,835,853)		1,249,967,249		(4,164,802,279)

Net assets
Beginning of period		8,639,048,733		7,389,081,484		11,553,883,763

End of period		$8,333,212,880		$8,639,048,733		$7,389,081,484

Undistributed (overdistributed) net investment income (loss)		$16,547,527		$1,633,435		$(130,776)

The accompanying notes are an integral part of these financial statements.

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16 Wells Fargo Advantage Asset Allocation Fund[8]	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net	Distributions
	Value Per	Investment	Gain (Loss)	Investment	from Net
	Share	Income (Loss)	on Investments	Income	Realized Gains
Class A
January 1, 2010 to September 30, 2010[3]	$11.37	(0.08)	0.47	(0.00)[4]	0.00
January 1, 2009 to December 31, 2009	$9.38	(0.08)	2.34	(0.27)	0.00
January 1, 2008 to December 31, 2008	$14.91	(0.11)[5]	(3.17)	(1.08)	(0.85)
January 1, 2007 to December 31, 2007	$14.81	0.27	0.77	(0.58)	(0.36)
January 1, 2006 to December 31, 2006	$14.09	0.355	1.23	(0.44)	(0.42)
January 1, 2005 to December 31, 2005	$13.62	0.26	0.80	(0.36)	(0.23)

Class B
January 1, 2010 to September 30, 2010[3]	$11.27	(0.14)	0.47	(0.00)[4]	0.00
January 1, 2009 to December 31, 2009	$9.30	(0.17)	2.32	(0.18)	0.00
January 1, 2008 to December 31, 2008	$14.75	(0.20)[5]	(3.13)	(0.95)	(0.85)
January 1, 2007 to December 31, 2007	$14.65	0.15	0.77	(0.46)	(0.36)
January 1, 2006 to December 31, 2006	$13.95	0.23	1.22	(0.33)	(0.42)
January 1, 2005 to December 31, 2005	$13.50	0.17	0.77	(0.26)	(0.23)

Class C
January 1, 2010 to September 30, 2010[3]	$11.04	(0.14)	0.46	(0.00)[4]	0.00
January 1, 2009 to December 31, 2009	$9.12	(0.16)	2.27	(0.19)	0.00
January 1, 2008 to December 31, 2008	$14.47	(0.20)[5]	(3.06)	(0.92)	(0.85)
January 1, 2007 to December 31, 2007	$14.39	0.16	0.74	(0.46)	(0.36)
January 1, 2006 to December 31, 2006	$13.71	0.24	1.19	(0.33)	(0.42)
January 1, 2005 to December 31, 2005	$13.28	0.18	0.75	(0.27)	(0.23)

Class R
January 1, 2010 to September 30, 2010[3]	$11.29	(0.06)	0.43	(0.00)[4]	0.00
January 1, 2009 to December 31, 2009	$9.32	(0.11)[5]	2.33	(0.25)	0.00
January 1, 2008 to December 31, 2008	$14.82	(0.14)[5]	(3.15)	(1.04)	(0.85)
January 1, 2007 to December 31, 2007	$14.73	0.25	0.75	(0.55)	(0.36)
January 1, 2006 to December 31, 2006	$14.02	0.345	1.20	(0.41)	(0.42)
January 1, 2005 to December 31, 2005	$13.59	0.31	0.71	(0.36)	(0.23)

Administrator Class
January 1, 2010 to September 30, 2010[3]	$11.42	(0.01)	0.43	(0.00)[4]	0.00
January 1, 2009 to December 31, 2009	$9.42	(0.06)[5]	2.36	(0.30)	0.00
January 1, 2008 to December 31, 2008	$14.99	(0.07)[5]	(3.20)	(1.13)	(0.85)
January 1, 2007 to December 31, 2007	$14.90	0.31	0.77	(0.63)	(0.36)
January 1, 2006 to December 31, 2006	$14.16	0.39	1.25	(0.48)	(0.42)
January 1, 2005 to December 31, 2005	$13.68	0.27	0.82	(0.38)	(0.23)

1.	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than on year are not annualized.

3.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

4.	Amount is less than $0.005.

5.	Calculated based on average shares outstanding during the period.

6.	Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

7.	Asset Allocation Trust, the underlying fund, has no expenses that are being included in these calculations.

8.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund, which became the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 19, 2010 are those of Evergreen Asset Allocation Fund.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asset Allocation Fund 17

Distributions	Ending
from Tax Basis	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Return	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
of Capital	Share	Income (Loss)	Expenses[7]	Expenses[7]	Return[1]	Rate[2]	(000’s omitted)

0.00	$11.76	(0.85)%	0.85%	0.85%	3.45%	1%	$2,957,689
0.00	$11.37	(0.87)%	0.87%	0.87%	24.10%	2%	$3,077,187
(0.32)	$9.38	(0.81)%	0.82%	0.81%	(22.31)%	6%	$2,640,410
0.00	$14.91	1.73%	0.84%	0.81%	7.09%	2%	$4,405,430
0.00	$14.81	2.39%	0.89%	0.89%	11.32%	1%	$3,873,495
0.00	$14.09	2.39%	0.97%	0.94%	7.85%	16%[6]	$2,875,596

0.00	$11.60	(1.59)%	1.60%	1.59%	2.95%	1%	$1,253,485
0.00	$11.27	(1.62)%	1.62%	1.62%	23.14%	2%	$1,415,023
(0.32)	$9.30	(1.56)%	1.56%	1.56%	(22.94)%	6%	$1,369,657
0.00	$14.75	0.91%	1.54%	1.54%	6.33%	2%	$2,131,841
0.00	$14.65	1.60%	1.59%	1.59%	10.53%	1%	$2,050,316
0.00	$13.95	1.44%	1.67%	1.64%	7.08%	16%[6]	$1,696,880

0.00	$11.36	(1.60)%	1.60%	1.60%	2.92%	1%	$3,290,791
0.00	$11.04	(1.62)%	1.62%	1.62%	23.08%	2%	$3,490,657
(0.32)	$9.12	(1.56)%	1.56%	1.56%	(22.85)%	6%	$3,019,585
0.00	$14.47	1.01%	1.54%	1.54%	6.29%	2%	$4,666,033
0.00	$14.39	1.76%	1.59%	1.59%	10.56%	1%	$4,100,205
0.00	$13.71	1.69%	1.67%	1.64%	7.10%	16%[6]	$3,017,854

0.00	$11.66	(1.09)%	1.10%	1.09%	3.30%	1%	$20,893
0.00	$11.29	(1.12)%	1.12%	1.12%	23.77%	2%	$16,279
(0.32)	$9.32	(1.06)%	1.06%	1.06%	(22.52)%	6%	$11,035
0.00	$14.82	1.61%	1.04%	1.04%	6.83%	2%	$12,935
0.00	$14.73	2.33%	1.09%	1.09%	11.10%	1%	$9,546
0.00	$14.02	5.19%	1.18%	1.15%	7.63%	16%[6]	$7,066

0.00	$11.84	(0.60)%	0.63%	0.60%	3.70%	1%	$810,355
0.00	$11.42	(0.62)%	0.62%	0.62%	24.40%	2%	$639,903
(0.32)	$9.42	(0.56)%	0.57%	0.57%	(22.12)%	6%	$348,394
0.00	$14.99	2.18%	0.54%	0.54%	7.29%	2%	$337,645
0.00	$14.90	2.98%	0.59%	0.59%	11.73%	1%	$272,772
0.00	$14.16	2.75%	0.67%	0.64%	8.11%	16%[6]	$171,789

18 Wells Fargo Advantage Asset Allocation Fund	Notes to Financial Statements
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Asset Allocation Fund (the “Fund”). The Fund is a diversified series of the Trust.
The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (‘underlying funds”). The Fund operates as a “fund-of-funds” which invests in shares of Asset Allocation Trust. At September 30, 2010, the Fund owned 100% of Asset Allocation Trust. The consolidated financial statements of Asset Allocation Trust, including the Consolidated Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
After the close of business on July 16, 2010, the net assets of Evergreen Asset Allocation Fund were acquired by the Fund in an exchange for shares of the Fund. Class A, Class B, Class C, Class R and Class I shares of Evergreen Asset Allocation Fund received Class A, Class B, Class C, Class R and Administrator Class shares, respectively, of the Fund. As Evergreen Asset Allocation Fund contributed all of the net assets and shareholders to the Fund, the accounting and performance history of Evergreen Asset Allocation Fund has been carried forward in the financial statements contained herein.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Valuation of investments
The Fund records its investment in Asset Allocation Trust at fair value. The valuation of investments in the underlying investments held by Asset Allocation Trust is discussed in its Notes to Consolidated Financial Statements, which is included elsewhere in this report.
The valuation technique used by the Fund to measure fair value is consistent with the market approach.
Investment transactions and investment recognition
Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying investments are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At September 30, 2010, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

	Accumulated Net
Undistributed	Realized Losses
Net Investment Income	on Investments	Paid-in Capital
$94,090,825	$(43,099,514)	$(50,991,311)

Notes to Financial Statements	Wells Fargo Advantage Asset Allocation Fund 19
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2010, all of the Fund’s investments carried at fair value were designated as Level 2 inputs.
4. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Fund.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee starting at 0.25% and declining to 0.20% as the average daily net assets of the Fund increase. Prior to July 19, 2010, the Fund’s predecessor fund, Evergreen Asset Allocation Fund, paid an investment advisory fee to Evergreen Investment Management Company, LLC (“EIMC”), an affiliate of Funds Management, an annual fee which started at 0.47% and declined to 0.20% as the average daily net assets of the predecessor fund increased. For the period ended September 30, 2010, the investment advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

20 Wells Fargo Advantage Asset Allocation Fund	Notes to Financial Statements
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)
Fund level	First $5 billion	0.10%
	Next $5 billion	0.08
	Over $10 billion	0.06
Class A, Class B, Class C and Class R	All asset levels	0.26
Administrator Class	All asset levels	0.10
Prior to July 19, 2010, the predecessor fund paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) which started at 0.10% and declined to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increased.
Funds Management and/or EIMC contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Prior to July 19, 2010, the predecessor fund paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo & Company, a transfer and dividend disbursing agent fee.
Distribution fees
The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.75% of the average daily net assets of each class. Class R shares are charged a fee at an annual rate of 0.25% of its average daily net assets. Prior to July 19, 2010, Class B and Class C shares of the predecessor fund paid distribution fees at an annual rate of 0.75% of the average daily net assets of each class. Prior to July 19, 2010, Class I and Class R shares of the predecessor fund did not pay distribution fees.
For the period ended September 30, 2010, Wells Fargo Funds Distributor, LLC received $403,549 from the sale of Class A shares and $2,913, $1,694,330 and $224,724 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents whereby Class A, Class B, Class C, Class R and Administrator Class shares of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Prior to July 19 2010, Class A, Class B and Class C shares of the predecessor fund also paid shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Class R shares of the predecessor fund paid shareholder servicing fees at an annual rate of 0.50% of its average daily net assets. Class I shares of the predecessor fund did not pay shareholder servicing fees.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. INVESTMENT TRANSACTIONS
For the period ended September 30, 2010, the Fund made aggregate purchases and sales of $53,939,984 and $660,991,301, respectively, in its investment into Asset Allocation Trust.
6. EXPENSE REDUCTIONS
Through expense offset arrangements with the custodian, a portion of fund expenses may have been reduced.

Notes to Financial Statements	Wells Fargo Advantage Asset Allocation Fund 21
7. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the Fund paid an annual commitment fee equal to 0.15% of the unused balance, which was allocated pro rata.
For the period ended September 30, 2010, there were no borrowings by the Fund under the agreement.
8. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the following periods were as follows:

	Period ended	Year ended	Year ended
	September 30, 2010*	December 30, 2009	December 30, 2008
Ordinary Income	$1,997,215	$168,732,201	$680,981,777
Long-term Capital Gain	0	0	615,832,314
Return of Capital	0	0	217,000,525

*	For the nine months ended September 30, 2010. The Fund changed its year end from December 31 to September 30.
As of September 30, 2010, the components of distributable earnings on a tax basis are shown on the table below.

Undistributed
Ordinary	Unrealized
Income	Appreciation
$16,736,985	$486,921,931
9. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22 Wells Fargo Advantage Asset Allocation Fund	Report of Independent Registered Public Accounting Firm
BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:
We have audited the accompanying statement of assets and liabilities of the Wells Fargo Advantage Asset Allocation Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2010, and the related statements of operations for the period then ended and the year ended December 31, 2010, statements of changes in net assets for the period then ended and the two years ended December 31, 2009, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Asset Allocation Fund as of September 30, 2010, the results of its operations for the period then ended and the year ended December 31, 2009, changes in its net assets for the period then ended and the two years ended December 31, 2009, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 29, 2010

Other Information (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 23
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
TAX INFORMATION
Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Fund designates $16,942,396 of its ordinary income dividends distributed during the nine months ended September 30, 2010, as qualifying for the corporate dividends-received deduction.
Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Fund designates the amount of $16,942,396 from their income dividends paid during the nine months ended September 30, 2010 as qualified dividend income.

24 Asset Allocation Trust	Consolidated Portfolio of Investments—September 30, 2010

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 0.00%
$200,000	U.S. Department of Transportation††	6.00%	12/07/2021	$209,346

Total Agency Securities (Cost $196,703)				209,346

Asset Backed Securities: 1.88%
1,320,870	ACAS Business Loan Trust, Series 2007-1A, Class C±	0.99	08/16/2019	1,149,157
1,499,437	ACAS Credit CDO, Series 2007-1A, Class A±††	1.46	11/23/2052	59,977
104,471	Accredited Mortgage Loan Trust, Ser. 2004-4, Class A1B±	0.68	01/25/2035	77,309
77,746	Accredited Mortgage Loan Trust, Series 2007-1, Class A1±	0.34	02/25/2037	77,241
11,452	ACE Securities Corporation Home Equity Loan Trust, Series 2005-SD1, Class A1±	0.69	11/25/2050	10,221
2,800,000	ACE Securities Corporation Home Equity Loan Trust, Series 2006-ASL1, Class A±	0.47	10/25/2036	1,141,000
312,401	ACE Securities Corporation Home Equity Loan Trust, Series 2006-ASL3, Class A2±	0.43	02/25/2036	43,018
898,194	ACE Securities Corporation Home Equity Loan Trust, Series 2006-ASP2, Class A2C±	0.47	03/25/2036	638,616
1,600,000	ACE Securities Corporation Home Equity Loan Trust, Series 2006-HE2, Class A±	0.45	05/25/2036	891,680
1,100,000	ACE Securities Corporation Home Equity Loan Trust, Series 2006-OP1, Class A±	0.44	04/25/2036	580,250
535,761	ACE Securities Corporation Home Equity Loan Trust, Series 2006-SL1, Class A±	0.45	09/25/2035	142,780
1,323,054	ACE Securities Corporation Home Equity Loan Trust, Series 2006-SL3, Class A2±	0.46	06/25/2036	141,964
1,137,189	ACE Securities Corporation Home Equity Loan Trust, Series 2006-SL3, Class C±	0.39	06/25/2036	149,540
454,855	ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASL1, Class CL±	0.46	12/25/2036	39,618
900,773	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1, Class A±	0.38	01/25/2037	484,166
809,698	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1, Class A±	0.36	11/25/2036	493,916
637,447	ACE Securities Corporation, Series 2006-ASP4, Class C±	0.39	08/25/2036	492,428
1,480,998	ACE Securities Corporation, Series 2006-CW1, Class C±	0.39	07/25/2036	1,284,766
97,658	ACE Securities Corporation, Series 2006-SL4, Class C±	0.41	09/25/2036	10,625
700,000	AESOP Funding II, LLC, Series 2006-1A, Class A±††	0.51	03/20/2012	696,363
1,963,136	Aircraft Finance Trust, Series 1999-1, Class A1±	0.77	05/15/2024	903,043
1,345,189	Alliance Bancorp Trust, Series 2007-S1, Class A11±††	0.49	05/25/2037	153,083
2,113,609	AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A4±	0.34	10/06/2013	2,103,675
1,514,935	AmeriCredit Automobile Receivables Trust, Series 2007-BF, Class A4±	0.35	12/06/2013	1,504,421
1,774,115	AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A4B±	1.10	06/06/2014	1,765,746
3,900,000	AmeriCredit Prime Automobile Receivables Trust, Series 2007-2M, Class A4B±	0.80	03/08/2016	3,889,080
917,345	Ameriquest Mortgage Securities, Incorporated, Series 2004-R6, Class A1±	0.50	07/25/2034	733,876
82,184	Ameriquest Mortgage Securities, Incorporated, Series 2004-X1, Class A14±††	0.62	03/25/2034	65,747
58,166	Archimedes Funding IV (Cayman), Limited, Series 4A, Class A1±††	1.14	02/25/2013	56,275
391,426	Argent Securities, Incorporated, Series 2004-W8, Class A5±	0.81	05/25/2034	370,509
8,826,505	Argent Securities, Incorporated, Series 2006-M1, Class A2C±	0.44	07/25/2036	3,685,066
1,468,215	Argent Securities, Incorporated, Series 2006-M2, Class A2B±	0.40	09/25/2036	576,274
1,419,514	Argent Securities, Incorporated, Series 2006-W2, Class 2AB±	0.48	03/25/2036	574,903
1,457,256	Argent Securities, Incorporated, Series 2006-W5, Class A2C±	0.44	06/25/2036	539,185
1,800,000	Asset Backed Funding Certificate, Series 2006-OPT2, Class A3C±	0.44	10/25/2036	1,237,500
2,888,108	Asset Backed Funding Certificate, Series 2007-NC1, Class A1±††	0.51	05/25/2037	2,404,350
2,232,692	Augusta Funding, Limited±††(i)(a)	0.85	06/30/2017	1,903,891
711,805	Bayview Financial Acquisition Trust, Series 2004-B, Class A1±††	1.29	05/28/2039	364,800
790,894	Bayview Financial Acquisition Trust, Series 2004-B, Class A2±††	1.59	05/28/2039	298,563
1,728,986	Bayview Financial Acquisition Trust, Series 2005-A, Class A1±	1.29	02/28/2040	1,119,518
754,293	Bear Stearns Asset Backed Securities, Incorporated, Series 2007-AQ1, Class A1±	0.40	11/25/2036	623,952
1,500,000	Bear Stearns Asset Backed Securities, Incorporated, Series 2007-AQ1, Class A2±	0.49	11/25/2036	243,000
4,700,000	Cabela's Master Credit Card Trust, Series 2008-4A, Class A2±††	3.29	09/15/2014	4,815,761
700,000	Capital Auto Receivable Asset Trust, Series 2008-1, Class A4B±	1.64	07/15/2014	708,316
1,281,907	Capital One Auto Finance Trust, Series 2007-A, Class A4±	0.31	11/15/2013	1,276,266
313,298	Capitalsource Commercial Loan Trust, Series 2007-1 Class A±	0.42	03/20/2017	289,801
3,800,000	Carmax Auto Owner Trust, Series 2008-2, Class A4B±	1.94	08/15/2013	3,870,794
4,700,000	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2±	0.49	02/25/2037	2,827,050
242,852	Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A2±††	0.47	05/20/2017	232,834
1,628,838	Centex Home Equity, Series 2006-A, Class AV3±	0.45	06/25/2036	1,459,048
5,400,000	Charming Shoppes Master Trust, Series 2007-1A, Class A1±††	1.54	09/15/2017	5,278,554

Consolidated Portfolio of Investments—September 30, 2010	Asset Allocation Trust 25

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$25,855	Chase Funding Mortgage Loan Trust, Series 2003-3, Class 2A2±	0.83%	04/25/2033	$21,331
289,395	Citigroup Mortgage Loan Trust, Incorporated, Series 2003-HE3, Class A3±	0.67	12/25/2033	223,170
14,952	Citigroup Mortgage Loan Trust, Incorporated, Series 2004-OPT1, Class A1B±	0.70	10/25/2034	13,756
1,600,000	Citigroup Mortgage Loan Trust, Incorporated, Series 2006-HE3, Class A2C±	0.45	12/25/2036	592,000
800,000	Citigroup Mortgage Loan Trust, Incorporated, Series 2006-WFH4, Class A3±	0.15	11/25/2036	504,000
536,994	CLI Funding, LLC, Series 2006-1A, Class A±††	0.47	08/18/2021	453,760
1,700,000	CNH Equipment Trust, Series 2008-A, Class A4B±	2.24	08/15/2014	1,722,270
626,721	College Loan Corporation Trust, Series 2007-1, Class A1±	0.51	01/25/2023	625,969
2,600,000	College Loan Corporation Trust, Series 2007-2, Class A1±	0.75	01/25/2024	2,597,244
5,200,000	Countrywide Asset-Backed Certificate, Series 2006-BC3, Class 2A2±	0.43	02/25/2037	3,965,000
1,350,570	Countrywide Home Equity Loan Trust, Series 2007-E, Class A±	0.44	06/15/2037	607,757
1,478,595	Crest Exeter Street Solar, Series 2004-1A, Class A1±††	0.95	06/28/2019	1,301,163
3,000,000	Daimler Chrysler Auto Trust, Series 2008-B, Class A4A	5.32	11/10/2014	3,144,000
2,100,000	Daimler Chrysler Auto Trust, Series 2008-B, Class A4B±	2.15	11/10/2014	2,138,850
5,900,000	Dominos Pizza Master Issuer, LLC, Series 2007-1, Class A2††	5.26	04/25/2037	5,891,150
57,717	Equity One ABS, Incorporated, Series 2004-1, Class AV2±	0.59	04/25/2034	46,173
1,344,467	First Franklin Mortgage Loan Asset Backed Certificate, Series 2006-FF05, Class 2A3±	0.45	04/25/2036	860,459
900,000	Franklin Auto Trust, Series 2008-A, Class A4B±	2.24	05/20/2016	909,000
459,344	Fremont Home Loan Trust, Series 2006-A, Class 1A2±	0.48	05/25/2036	291,683
2,800,000	Fremont Home Loan Trust, Series 2006-B, Class 2A2±	0.45	08/25/2036	1,092,000
174,913	Fremont Home Loan Trust, Series 2006-B, Class 2A3±	0.39	08/25/2036	101,449
465,833	GE SeaCo Finance SRL, Series 2004-1A, Class A±††	0.59	04/17/2019	442,542
661,779	GMAC Mortgage Corporation Loan Trust, Series 2004-HE3, Class A3±	0.52	10/25/2034	337,176
117,871	Goal Capital Funding Trust, Series 2006-1, Class A1±	0.66	08/25/2020	117,576
195,052	Goal Capital Funding Trust, Series 2007-1, Class A1±	0.63	06/25/2021	194,466
39,320	GreenPoint Home Equity Loan Trust, Series 2004-1, Class A±	0.75	07/25/2029	21,204
45,630	GreenPoint Home Equity Loan Trust, Series 2004-4, Class A±	0.85	08/25/2030	25,774
66,622	GreenPoint Mortgage Funding Trust, Series 2005-HE4, Class 2A3C±	0.54	07/25/2030	64,738
599,951	GSC Partners CDO Fund, Limited, Series 2003-4A, Class A3±††	0.97	12/16/2015	545,955
419,904	GSC Partners CDO Fund, Limited, Series 2A, Class A±††	1.76	05/22/2013	361,118
2,876,690	Guggenheim Structured Real Estate Funding, Series 2005-2A, Class A±††	0.61	08/26/2030	2,099,984
1,473,341	Henderson Receivables, LLC, Series 2006-3A, Class A1±††	0.49	09/15/2041	1,276,569
2,115,526	Henderson Receivables, LLC, Series 2006-4A, Class A1±††	0.49	12/15/2041	1,935,210
333,333	Hertz Vehicle Financing, LLC, Series 2005-2, Class A5±††	0.54	11/25/2011	333,112
2,600,000	Household Credit Card Master Note Trust I, Series 2007-2, Class A±	0.84	07/15/2013	2,600,000
501,556	Household Home Equity Loan Trust, Series 2005-2, Class A2±	0.60	01/20/2035	435,727
480,953	Household Home Equity Loan Trust, Series 2005-3, Class A2±	0.58	01/20/2035	424,141
1,085,166	Household Home Equity Loan Trust, Series 2006-1, Class A1±	0.45	01/20/2036	962,407
4,249,091	JPMorgan Mortgage Acquisition Corporation, Series 2006-WMC4, Class A3±	0.41	12/25/2036	1,832,208
94,709	Lehman ABS Corporation, Series 2004-2, Class A±	0.73	06/25/2034	54,458
4,700,000	Marathon Real Estate CDO, Series 2006-1A, Class A1±††	0.62	05/25/2046	3,196,000
949,041	Master Second Lien Trust, Series 2006-1, Class A±	0.45	03/25/2036	123,375
322,243	MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4±	0.54	10/25/2035	306,937
451,040	MASTR Asset-Backed Securities Trust, Series 2006-AM3, Class A2±	0.42	10/25/2036	435,253
2,777,869	MASTR Asset-Backed Securities Trust, Series 2006-FRE2, Class A4±	0.44	03/25/2036	1,416,713
1,600,000	MASTR Asset-Backed Securities Trust, Series 2006-HE2, Class A3±	0.44	06/25/2036	592,000
3,194,059	MASTR Asset-Backed Securities Trust, Series 2006-HE3, Class A3±	0.44	08/25/2036	1,165,832
2,000,000	MASTR Asset-Backed Securities Trust, Series 2006-NC3, Class A4±	0.45	10/25/2036	750,000
340,963	Merrill Auto Trust Securitization, Series 2007-1, Class A4±	0.35	12/15/2013	340,860
1,000,000	Merrill Auto Trust Securitization, Series 2008-1, Class A4±	2.49	04/15/2015	1,016,300
794,986	Merrill Lynch Mortgage Investors, Series 2007-HE2, Class A2A±	0.41	02/25/2037	534,628
291,177	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2±	0.57	01/25/2047	187,081
113,492	Montana Higher Education Student Assistance Corporation, Series 2005-1, Class A±	0.65	06/20/2015	113,424
298,212	Morgan Stanley ABS Capital I, Series 2004-SD1, Class A±	0.69	08/25/2034	231,114
3,600,000	Morgan Stanley ABS Capital I, Series 2007-HE4, Class A2C±	0.52	02/25/2037	1,431,000

26 Asset Allocation Trust	Consolidated Portfolio of Investments—September 30, 2010

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$4,700,000	Morgan Stanley ACES SPC, Series 2005-15, Class A±††	1.01%	12/20/2010	$4,656,760
5,200,000	Morgan Stanley ACES SPC, Series 2006-13, Class A±††	0.90	06/20/2013	4,440,280
762,717	Morgan Stanley Home Equity Loans, Series 2007-2, Class A1±	0.39	04/25/2037	703,607
1,100,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3±	0.44	11/25/2036	464,750
5,100,000	National City Credit Card Master Trust, Series 2008-3, Class A±	2.09	05/15/2013	5,139,831
320,042	National Collegiate Student Loan Trust, Series 2005-2, Class A2±	0.44	02/25/2026	318,442
715,159	National Collegiate Student Loan Trust, Series 2006-1, Class A2±	0.43	08/25/2023	697,280
1,000,000	NationStar Home Equity Loan Trust, Series 2006-B, Class AV3±	0.46	09/25/2036	777,344
1,100,000	Nelnet Student Loan Trust, Series 2005-2, Class A4±	0.69	12/23/2019	1,076,526
900,000	Nomura Home Equity Loan, Incorporated, Series 2006-HE3, Class 2A2±	0.44	07/25/2036	396,000
1,700,000	Paragon CDO, Limited, Series 2004-A1, Class A±††	1.16	10/20/2044	17,000
835,046	People's Choice Home Loan Securities Trust, Series 2005-4, Class 1A2±	0.55	12/25/2035	513,052
2,600,000	Prism Orso Trust, Series 2004-MAPL, Class CERT±	1.41	08/01/2011	2,317,380
224,313	Residential Asset Mortgage Products, Incorporated, Series 2005-RS8, Class A2±	0.58	10/25/2033	204,439
1,835,793	Residential Asset Mortgage Products, Incorporated, Series 2005-RS9, Class A13±	0.51	11/25/2035	1,254,177
827,528	Residential Asset Mortgage Products, Incorporated, Series 2006-SP1, Class A2±	0.48	09/25/2045	719,949
310,793	Residential Asset Securities Corporation, Series 2007-KS3, Class AI1±	0.40	04/25/2037	304,080
21,058	Residential Funding Mortgage Securities II, Series 2003-HS1, Class AII±	0.58	12/25/2032	9,364
1,904,349	Santander Drive Auto Receivables Trust, Series 2007-1, Class A4±	0.34	09/15/2014	1,878,202
2,887,969	Santander Drive Auto Receivables Trust, Series 2007-3, Class A4±	0.94	10/15/2014	2,875,666
26,092	Saxon Asset Securities Trust, Series 2004-1, Class A±	0.83	03/25/2035	19,043
613,586	Saxon Asset Securities Trust, Series 2006-3, Class A2±	0.40	10/25/2046	569,101
687,119	SBI Heloc Trust, Series 2001-1, Class A±	0.48	11/25/2035	415,226
800,000	Securitized Asset Backed Receivables, LLC, Series 2006-HE1, Class A2±	0.45	07/25/2036	302,000
272,624	Securitized Asset Backed Receivables, LLC, Series 2006-NC1, Class A2±	0.45	03/25/2036	235,138
257,988	Security National Mortgage Loan Trust, Series 2006-2A, Class A1±††	0.58	10/25/2036	252,828
428,008	Sierra Receivables Funding Corporation Series 2006-1A, Class A2±††	0.44	05/20/2018	404,424
343,142	Sierra Timeshare, Series 2007-1A, Class A2±	0.46	03/20/2019	321,267
1,634,436	Sierra Timeshare, Series 2007-2A, Class A2±	1.29	09/20/2019	1,541,840
345,333	Sierra Timeshare, Series 2008-1A, Class A2±	4.29	02/20/2020	360,441
891,860	SLM Student Loan Trust, Series 2007-B, Class A1±	0.66	09/15/2022	857,301
2,200,000	Specialty Underwriting & Residential Finance, Series 2006-BC3, Class A2C±	0.44	06/25/2037	993,960
996,128	Structured Asset Investment Loan Trust, Series 2006-1, Class A3±	0.49	01/25/2036	767,019
528,621	Structured Asset Securities Corporation, Series 2005-S6, Class A2±	0.58	11/25/2035	251,095
630,040	TCE Securities Corporation, Series 2006-HE3, Class A2B±	0.38	06/25/2036	604,839
13,813	The Money Store Business Loan Backed Trust, Series 1999-1, Class AN±	0.79	12/15/2022	12,086
2,019,302	TIB Card Receivables Fund±††	0.83	01/05/2014	1,655,827
300,000	Toll Road Investment Part II††¤	10.18	02/15/2030	44,637
4,200,000	Toll Road Investment Part II††¤	10.33	02/15/2037	302,232
7,200,000	Triad Auto Receivables Owner Trust, Series 2007-B, Class A4B±	1.50	07/14/2014	7,211,592
196,707	Wachovia Asset Securitization, Incorporated, Series 2004-HE1, Class A±	0.51	06/25/2034	169,199
1,300,000	Wachovia Auto Owner Trust, Series 2008-A, Class A4B±	1.44	03/20/2014	1,313,520
1,500,000	World Financial Network Credit Card Master Trust, Series 2006-A, Class A±††	0.42	02/15/2017	1,452,210
1,713,542	Yale Mortgage Loan Trust, Series 2007-1, Class A±	0.69	06/25/2037	179,922

Total Asset Backed Securities (Cost $149,197,461)				156,487,458

Collateralized Mortgage Obligations: 0.55%
2,325,003	Aire Valley Mortgage, Series 2006-1, Class A1±††	0.72	09/20/2066	1,899,992
83,225	Aire Valley Mortgage, Series 2007-1A, Class A2±††	0.70	03/20/2030	82,784
313,269	Bayview Commercial Asset Trust, Series 2004-1, Class A±	0.65	04/25/2034	247,483
445,827	Bayview Commercial Asset Trust, Series 2004-3, Class A1±††	0.66	01/25/2035	354,432
1,476,615	Bayview Commercial Asset Trust, Series 2005-4, Class A2±††	0.68	01/25/2036	959,800
940,588	Bayview Commercial Asset Trust, Series 2007-3, Class A1±††	0.53	07/25/2037	705,441
590,966	Bear Stearns Mortgage Funding Trust, Series 2007-SL2, Class 1A±	0.45	02/25/2037	64,061
4,200,294	Brunel Residential Mortgage, Series 2007-1A, Class A4C±††	0.61	01/13/2039	3,759,263

Consolidated Portfolio of Investments—September 30, 2010	Asset Allocation Trust 27

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$57,577	Chevy Chase Funding, LLC, Series 2003-4A, Class A1±††	0.63%	10/25/2034	$35,410
135,209	Chevy Chase Funding, LLC, Series 2004-1, Class A2±††	0.62	01/25/2035	84,506
71,494	Chevy Chase Funding, LLC, Series 2004-3, Class A2±††	0.59	08/25/2035	46,471
2,721,647	Citigroup/Deutsche Bank Commercial Mortgage, Series 2005-CD1, Class A2FL±	0.41	07/15/2044	2,687,627
311,833	CNL Commercial Mortgage Loan Trust, Series 2003-2, Class A1±††	0.73	10/25/2030	187,100
5,100,000	Commercial Mortgage Pass-Through Certificate, Series 2006-FL12, Class AJ±††	0.42	12/15/2020	3,672,000
1,021,529	Crusade Global Trust, Series 2006-1, Class A1±	0.57	07/20/2038	984,235
1,275,014	Crusade Global Trust, Series 2007-1, Class A1±	0.57	04/19/2038	1,228,184
1,938,680	G-Force, LLC, Series 2005-RR2, Class A2	5.16	12/25/2039	1,318,303
382,999	GE Business Loan Trust, Series 2004-1, Class A±††	0.58	05/15/2032	337,039
790,638	GE Business Loan Trust, Series 2005-2, Class A±	0.53	11/15/2033	648,323
296,584	Gracechurch Mortgage Funding plc, Series 1A, Class A2B±	0.58	10/11/2041	295,605
281,852	Granite Master Issuer plc, Series 2004-3, Class A1±	0.75	09/20/2044	263,672
552,445	Granite Master Issuer plc, Series 2006-2, Class A4±	0.33	12/20/2054	513,498
348,916	Granite Master Issuer plc, Series 2006-3, Class A3±	0.33	12/20/2054	324,491
245,152	Greenwich Capital Commercial Funding Corporation, Series 2006-FL4A, Class A1±††	0.39	11/05/2021	232,894
756,281	GS Mortgage Securities Corporation, Series 2007-EOP, Class A1±††	0.39	03/06/2020	733,592
800,000	GS Mortgage Securities Corporation, Series 2007-EOP, Class A2±††	0.43	03/06/2020	761,200
256,198	Interstar Millennium Trust, Series 2003-5G, Class A2±	1.10	09/27/2035	238,905
2,408,638	Interstar Millennium Trust, Series 2004-2G, Class A±	1.03	03/14/2036	2,194,510
472,675	Interstar Millennium Trust, Series 2005-1G, Class A±	0.75	12/08/2036	456,187
223,123	Interstar Millennium Trust, Series 2006-2GA, Class A2±	0.74	05/27/2038	203,867
658,877	JPMorgan Chase Commercial Mortgage Securities Corporation, Series 2006-FL1, Class A1B±††	0.41	02/15/2020	639,111
1,875,424	Kildare Securities, Limited, Series 2007-A1, Class A2±††	0.71	12/10/2043	1,795,155
297,000	Leek Finance plc, Series 16A, Class A2±††	0.77	09/21/2037	294,446
399,771	Leek Finance plc, Series 17A, Class A2B±††	0.75	12/21/2037	386,698
2,622,725	Lehman Brothers Small Balance Commercial, Series 2007-3A, Class A21±††	1.14	10/25/2037	2,045,726
312,332	Medallion Trust, Series 2005-1G, Class A1±	1.04	05/10/2036	302,942
844,318	Medallion Trust, Series 2006-1G, Class A1±	0.68	06/14/2037	802,722
335,086	Mellon Residential Funding Corporation, Series 2004-TBC1, Class A±††	0.54	02/26/2034	240,790
764,292	Paragon Mortgage plc, Series 07A, Class A1A±††	1.09	05/15/2034	654,787
1,533,970	Paragon Mortgage plc, Series 12A, Class A2C±††	0.99	11/15/2038	1,242,516
1,036,510	Paragon Mortgage plc, Series 14A, Class A2C±	0.73	09/15/2039	849,731
3,300,000	Permanent Master Issuer plc, Series 2006-1, Class 5A±	0.62	07/15/2033	3,206,610
1,200,000	Permanent Master Issuer plc, Series 2007-1, Class 4A±	0.59	10/15/2033	1,175,880
1,622,295	Puma Finance, Limited, Series G5, Class A1±††	0.82	02/21/2038	1,543,614
1,014,982	Structured Asset Securities Corporation, Series 2005-1, Class 1A±	0.54	02/25/2030	751,086
796,505	Structured Asset Securities Corporation, Series 2005-2, Class 1A±††	0.54	09/25/2030	581,449
1,297,870	Superannuation Members Home Loans Global Fund, Series 2007-1, Class A1±	0.70	06/12/2040	1,240,748
72,437	Superannuation Members Home Loans Global Fund, Series 6, Class A±	1.12	11/09/2035	71,858
130,783	Superannuation Members Home Loans Global Fund, Series 7, Class A1±	0.77	03/09/2036	127,738
153,135	Superannuation Members Home Loans Global Fund, Series 8, Class A1±	0.58	01/12/2037	147,469
2,863,182	Wachovia Bank Commercial Mortgage Trust, Series 2006-WHL7, Class±††	0.38	09/15/2021	2,634,127

Total Collateralized Mortgage Obligations (Cost $43,638,969)				46,256,078

Corporate Bonds & Notes: 0.02%

Financials: 0.02%
Real Estate Investment Trust: 0.02%
1,290,000	HCP, Incorporated	5.625	02/28/2013	1,364,175

Total Corporate Bonds & Notes (Cost $1,202,616)				1,364,175

Time Deposits: 0.27%
22,476,588	State Street Bank Euro Dollar Time Deposit	0.01	10/01/2010	22,476,588

Total Time Deposits (Cost $22,476,588)				22,476,588

28 Asset Allocation Trust	Consolidated Portfolio of Investments—September 30, 2010

Principal	Security Name		Interest Rate	Maturity Date	Value
Yankee Government Bonds: 0.08%
$350,000	Belize Aid ±(i)(a)		0.78%	01/01/2014	$344,805
4,276,297	Caribbean Housing Finance ±(i)(a)		1.03	03/30/2019	4,163,107
1,645,400	Jamaica Aid ±(i)(a)		0.80	10/01/2018	1,584,888
54,360	Morocco Aid ±(i)(a)		0.64	11/15/2014	53,329
195,817	Peru Aid ±(i)(a)		0.63	05/01/2014	192,249
150,001	Zimbabwe Aid ±(i)(a)		0.20	01/01/2012	148,437

Total Yankee Government Bonds (Cost $6,425,743)					6,486,815

Shares
Investment Companies: 97.23%

Asset Allocation: 4.22%
12,925,632	GMO Special Situations Fund, Class VI ß†				352,352,735

International Equity: 35.99%
74,587,935	GMO Emerging Markets Fund, Class VI ß				1,021,854,704
50,738,374	GMO International Core Equity Fund, Class VI ß				1,395,305,296
13,883,135	GMO International Growth Equity Fund, Class IV ß				299,320,400
13,841,393	GMO International Intrinsic Value Fund, Class IV ß				288,454,640
					3,004,935,040

International Fixed Income: 1.02%
8,710,739	GMO Emerging Country Debt Fund, Class IV ß				85,365,245

U.S. Equity: 27.07%
7,138,607	GMO Flexible Equities Fund, Class VI ß				122,427,102
112,131,272	GMO Quality Equity Fund, Class VI ß				2,138,343,352
					2,260,770,454

U.S. Fixed Income: 28.93%
144,024,451	GMO Alpha Only Fund, Class IV ß				699,958,833
5,234,251	GMO Asset Allocation Bond Fund, Class VI ß				140,120,901
58,192,249	GMO Domestic Bond Fund, Class VI ß				275,831,259
7,271,807	GMO Inflation Indexed Plus Bond Fund, Class VI ß				148,344,858
72,600,607	GMO Strategic Fixed Income Fund, Class VI ß				1,139,829,537
448,611	GMO U.S. Treasury Fund, Class IV ß				11,215,264
					2,415,300,652

Total Investment Companies (Cost $7,761,080,219)					8,118,724,126

Total Investments in Securities (Cost $7,984,218,299)*		100.03%			8,352,004,586

Other Assets and Liabilities, Net		(0.03)			(2,245,772)

Total Net Assets		100.00%			$8,349,758,814

Consolidated Portfolio of Investments—September 30, 2010	Asset Allocation Trust 29

††	Securities that may be resold to “qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.

¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

†	Non-income producing security.

*	Cost for federal income tax purposes is $8,538,748,379 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,013,183,912
Gross unrealized depreciation	(1,199,927,705)

Net unrealized appreciation (depreciation)	$(186,743,793)
The accompanying notes are an integral part of these financial statements.

30 Asset Allocation Trust	Consolidated Statement of Assets and Liabilities—September 30, 2010

Assets
Investments
In affiliated investment company shares	$8,118,724,126
In unaffiliated securities	233,280,460

Total investments, at value (see cost below)	8,352,004,586
Cash	262,307
Dividends and interest receivable	190,102
Receivable for investments sold	3,404,659
Receivable from administrator	24,994
Other assets	84,677

Total assets	8,355,971,325

Liabilities
Payable for investments purchased	1,294
Payable for Trust shares redeemed	6,068,387
Accrued expenses and other liabilities	142,830

Total liabilities	6,212,511

Net Assets	$8,349,758,814

NET ASSETS REPRESENTED BY
Paid-in capital	$9,394,770,215
Overdistributed net investment income	(27,450,691)
Accumulated net realized losses on investments	(1,385,346,997)
Net unrealized gains on investments	367,786,287

Total net assets	$8,349,758,814

Shares outstanding (unlimited number of shares authorized)	730,708,309

Net asset value per share	$11.43

Total investments, at cost	$7,984,218,299
The accompanying notes are an integral part of these financial statements.

Consolidated Statements of Operations	Asset Allocation Trust 31

	Period Ended	Year Ended
	September 30, 2010[1]	December 31, 2009

Investment income
Dividends from affiliated investment company shares	$75,174,897	$177,729,675
Dividends	2,500	2,500
Interest	16,540,422	15,678,603

Total investment income	91,717,819	193,410,778

Expenses
Printing and postage expenses	10,743	10,454
Custodian and accounting fees	10,932	14,335
Professional fees	69,517	119,356

Total expenses	91,192	144,145

Less: Expense reimbursements	(91,192)	(144,145)

Net expenses	0	0

Net investment income	91,717,819	193,410,778

NET REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS

Net realized gains or losses on:
Unaffiliated securities	3,062,781	8,699,286
Sale of affiliated investment company shares	(102,473,090)	(639,620,824)
Capital gain distributions from affiliated investment company shares	1,967,885	30,167,474

Net realized losses on investments	(97,442,424)	(600,754,064)

Net change in unrealized gains or losses on investments:
Unaffiliated securities	8,112,391	47,689,340
Affiliated investment company shares	319,638,443	2,083,874,279

Net change in unrealized gains or losses on investments	327,750,834	2,131,563,619

Net realized and unrealized gains or losses on investments	230,308,410	1,530,809,555

Net increase in net assets resulting from operations	$322,026,229	$1,724,220,333

1.	For the nine months ended September 30, 2010. The Trust changes its fiscal year end from December 31 to September 30, effective September 30, 2010.
The accompanying notes are an integral part of these financial statements.

32 Asset Allocation Trust	Consolidated Statements of Changes in Net Assets

	Period Ended	Year Ended	Year Ended
	September 30,	December 31,	December 31,
	2010[1]	2009	2008

Operations
Net investment income	$91,717,819	$193,410,778	$682,424,481
Net realized losses on investments	(97,442,424)	(600,754,064)	(541,310,011)
Net change in unrealized gains or losses on investments	327,750,834	2,131,563,619	(2,498,658,881)

Net increase (decrease) in net assets resulting from operations	322,026,229	1,724,220,333	(2,357,544,411)

Distributions to shareholders from
Net realized gains	0	0	(350,846,292)

	Shares		Shares		Shares

Transactions in investors’ beneficial interest
Proceeds from contributions	4,908,425	53,939,984	15,150,895	155,279,775	27,597,502	286,571,851
Reinvestment of distributions	0	0	0	0	32,881,564	350,846,292
Payment for redemptions	(60,801,225)	(661,264,881)	(72,145,031)	(644,259,760)	(212,013,716)	(2,045,935,175)

Net decrease in net assets resulting from transactions in investors’ beneficial interest		(607,324,897)		(488,979,985)		(1,408,517,032)

Total increase (decrease) in net assets		(285,298,668)		1,235,240,348		(4,116,907,735)

Net Assets
Beginning of period		8,635,057,482		7,399,817,134		11,516,724,869

End of period		$8,349,758,814		$8,635,057,482		$7,399,817,134

Overdistributed net investment income		$(27,450,691)		$0		$0

1.	For the nine months ended September 30, 2010. The Trust changes its fiscal year end from December 31 to September 30, effective September 30, 2010.
The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

34 Asset Allocation Trust	Consolidated Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gain (Loss)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

January 1, 2010 to September 30, 2010[1]	$10.98	0.12	[4]	0.33	0.00	0.00
January 1, 2009 to December 31, 2009	$8.77	0.24		1.97	0.00	0.00
January 1, 2008 to December 31, 2008	$11.57	0.70	[4]	(3.15)	0.00	(0.35)
January 1, 2007 to December 31, 2007	$11.57	0.42		0.47	(0.29)	(0.60)
January 1, 2006 to December 31, 2006	$10.77	0.36	[4]	0.97	(0.36)	(0.17)
September 16, 2005[2] to December 31, 2005[3]	$10.93	0.24	[4]	0.03	(0.23)	(0.20)

1.	For the nine months ended September 30, 2010. The Trust changes its fiscal year end from December 31 to September 30, effective September 30, 2010.

2.	Commencement of operations.

3.	Certain information for the period ended December 31, 2005 has been adjusted to maintain the historical tax cost of the underlying investments of the Trust. These adjustments have no impact to the net assets of the Trust.

4.	Calculated based on average shares outstanding during the period.

5.	Excludes expenses incurred indirectly through investment in underlying funds.

6.	Portfolio turnover rates presented for periods of less than one year are not annualized.

7.	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights	Asset Allocation Trust 35

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses[5]	Expenses[5]	Return[7]	Rate[6]	(000’s omitted)

$11.43	1.48%	0.00%	0.00%	4.10%	15%	$8,349,759
$10.98	2.48%	0.00%	00.0%	25.20%	22%	$8,635,057
$8.77	6.78%	0.00%	00.0%	(21.71)%	63%	$7,399,817
$11.57	3.69%	0.00%	00.0%	7.96%	55%	$11,516,725
$11.57	3.19%	0.00%	00.0%	12.34%	19%	$10,269,513
$10.77	7.64%	0.00%	00.0%	2.51%	5%	$7,731,034

36 Asset Allocation Trust	Notes to Consolidated Financial Statements
1. ORGANIZATION
Asset Allocation Trust was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. Asset Allocation Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. Asset Allocation Trust is only offered to Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end, management investment company, which was organized as a Delaware statutory trust on March 10, 1999.
Asset Allocation Trust operates as a “fund-of-funds” which primarily invests in shares of GMO-managed open-end mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.
Asset Allocation Trust owns 100% of GMO Fixed Income Fund I, LLC (“GMO LLC”). The consolidated financial statements include the accounts of Asset Allocation Trust and GMO LLC (together referred to as the “Trust”), including the holdings of GMO LLC.
GMO LLC was organized on November 7, 2008 as a limited liability company to provide investors a managed investment in securities of any kind, including, without limitation, asset-backed securities and other fixed income investments. GMO LLC may also hold cash and cash equivalents.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Management has considered the circumstances under which the Trust should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Valuation of investments
Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Securities are valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.
Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Trust to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Investment transactions and income recognition
Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Notes to Consolidated Financial Statements	Asset Allocation Trust 37
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At September 30, 2010, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the consolidated Statement of Assets and Liabilities:

	Accumulated Net
Overdistributed Net	Realized Losses
Investment Income	on Investments	Paid-in Capital
$(119,168,510)	$(8,338,161)	$127,506,671
Federal and other taxes
The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Trust’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.
As of September 30, 2010, the Trust had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $833,222,569 with $776,526,428 expiring in 2017, and $56,696,141 expiring in 2018.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

			Significant
		Significant Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Investment company shares	$7,766,371,391	$352,352,735	$0	$8,118,724,126
Asset-backed securities	0	26,070,185	130,417,273	156,487,458
Collateralized mortgage obligations	0	0	46,256,078	46,256,078
Corporate bonds and notes	0	0	1,364,175	1,364,175
Yankee government bonds	0	0	6,486,815	6,486,815
Agency Securities	0	209,346	0	209,346
Time deposit	0	22,476,588	0	22,476,588
	$7,766,371,391	$401,108,854	$184,524,341	$8,352,004,586

38 Asset Allocation Trust	Notes to Consolidated Financial Statements
Further details on the major security types listed above can be found in the Consolidated Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Asset-	Collateralized	Corporate
	Preferred	backed	Mortgage	bonds	Yankee
	Stocks	securities	Obligations	and notes	Government	Totals
Balance as of December 31, 2009	$90,000	$166,527,698	$54,502,636	$1,297,314	$7,064,672	$229,482,320
Realized gains or losses	(2,398)	6,019,252	1,891,421	0	32,625	7,940,900
Change in unrealized gains or losses	68,808	5,135,609	2,516,191	43,347	195,356	7,959,311
Amortization	0	7,695,520	196,025	23,514	24,560	7,939,619
Net purchases (sales)	(156,410)	(54,960,806)	(12,850,195)	0	(830,398)	(68,797,809)
Transfers in and/or out of Level 3	0	0	0	0	0	0
Balance as of September 30, 2010	$0	$130,417,273	$46,256,078	$1,364,175	$6,486,815	$184,524,341
Change in unrealized gains or losses included in earnings relating to securities still held at September 30, 2010	$0	$13,340,012	$2,905,601	$66,861	$209,712	$16,522,186
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), a private company founded in 1977, is the investment advisor to the Trust. GMO also serves as investment advisor to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.
Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment and personnel. Funds Management receives no compensation from the Trust for its services. Prior to August 25, 2010, Evergreen Investment Management Company, LLC (“EIMC”), an affiliate of Funds Management, served as administrator to the Trust and also did not receive any compensation for its services. During the nine months ended September 30, 2010, Funds Management and EIMC voluntarily reimbursed the Trust for expenses in the amount of $91,192.
Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, was the transfer and dividend disbursing agent for the Trust. The Trust did not pay a transfer agency fee.
5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investments (excluding short-term securities) were $1,243,373,762 and $1,498,057,612, respectively, for the nine month ended September 30, 2010.
6. INVESTMENTS IN AFFILIATES
A summary of the Trust’s transactions in shares of affiliates during the nine months ended September 30, 2010 were as follows:

	Value,		Proceeds			Value,
	Beginning	Cost of	from	Dividend	Capital Gains	End of
Affiliate	of Period	Purchases	Sales	Income	Distributions	Period
GMO Alpha Only Fund	$549,971,383	$203,076,047	$40,553,729	$0	$0	$699,958,833
GMO Asset Allocation Bond Fund	467,265,765	122,875,541	457,915,706	3,591,594	1,537,743	140,120,901
GMO Domestic Bond Fund	370,684,625	1	0	2,446,047	0	275,831,259
GMO Emerging Country Debt Fund	68,731,224	3,181,011	0	3,181,011	0	85,365,245
GMO Emerging Markets Fund	685,010,584	300,448,436	78,547,919	0	0	1,021,854,704

Notes to Consolidated Financial Statements	Asset Allocation Trust 39

	Value,		Proceeds			Value,
	Beginning	Cost of	from	Dividend	Capital Gains	End of
Affiliate	of Period	Purchases	Sales	Income	Distributions	Period
GMO Flexible Equities Fund	$132,574,463	$0	$897,864	$0	$0	$122,427,102
GMO Inflation Indexed Plus Bond Fund	135,034,103	0	4,682,651	0	0	148,344,858
GMO International Core Equity Fund	1,053,401,579	372,512,453	73,627,756	6,584,164	0	1,395,305,296
GMO International Growth Equity Fund	311,741,600	1,201,736	26,113,398	965,481	0	299,320,400
GMO International Intrinsic Value Fund	301,970,614	4,007,097	18,923,144	1,125,481	0	288,454,640
GMO International Small Companies Fund	156,494,366	1,547,777	155,543,197	1,505,873	430,142	0
GMO Special Situation Fund	148,419,482	205,021,075	2,425,656	0	0	352,352,735
GMO Strategic Fixed Income Fund	1,172,499,810	0	0	30,281,822	0	1,139,829,537
GMO U.S. Quality Equity Fund	2,722,746,140	29,446,615	553,844,390	25,464,654	0	2,138,343,352
GMO U.S. Treasury Fund	50,060,098	55,973	38,881,585	28,770	0	11,215,264
	$8,326,605,836	$1,243,373,762	$1,451,956,995	$75,174,897	$1,967,885	$8,118,724,126
7. DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2010, the components of distributable earnings on a tax basis are shown on the table below.

Unrealized	Capital
Appreciation	Loss
(Depreciation)	Carryforward
$(211,788,832)	$(833,222,569)

40 Asset Allocation Trust	Report of Independent Registered Public Accounting Firm
BOARD OF TRUSTEES AND SHAREHOLDERS OF
ASSET ALLOCATION TRUST:
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of the Asset Allocation Trust (the “Trust”) as of September 30, 2010, and the related consolidated statements of operations for the period then ended and the year ended December 31, 2010, consolidated statements of changes in net assets for the period then ended and the two years ended December 31, 2009, and the consolidated financial highlights for the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Allocation Trust as of September 30, 2010, the results of its operations for the period then ended and the year ended December 31, 2009, changes in its net assets for the period then ended and the two years ended December 31, 2009, and the consolidated financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 29, 2010

Additional Information (Unaudited)	Wells Fargo Advantage Asset Allocation Trust 41
TAX INFORMATION
Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Trust designates $33,889,575 of its ordinary income dividends distributed during the nine months ended September 30, 2010, as qualifying for the corporate dividend-received reduction.
Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Trust designates $47,251,585 from income dividends paid during the nine months ended September 30, 2010 as qualified dividend income.

42 Wells Fargo Advantage Asset Allocation Fund	Additional Information (Unaudited)
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund is publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company.	None

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.	CIGNA Corporation; Deluxe Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	None

Leroy Keith, Jr.[3] (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee, Phoenix Fund Complex and Director, Diversapack Co. (packaging company). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/09)

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	None

Additional Information (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 43

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	None

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	None

Michael S. Scofield[3] (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	None

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	None
Officers

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.	None

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.	None

Kasey Phillips[4] (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.	None

David Berardi[5] (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.	None

Jeremy DePalma[5] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration form 2005 to 2010.	None

44 Wells Fargo Advantage Asset Allocation Fund	Additional Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service[2]	Principal Occupations During Past Five Years	Other Directorships
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.	None

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

2.	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

3.	Effective July 9, 2010.

4.	Effective November 1, 2009.

5.	Treasurer during the period from June 1, 2009 to October 31, 2009. Assistant Treasurer effective November 1, 2009.

List of Abbreviations	Wells Fargo Advantage Asset Allocation Fund 45
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BART	— Bay Area Rapid Transit
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TRY	— Turkish Lira
USD	— United States Dollar
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	127192 11-10
AAAF/AR137 09-10

ITEM 2.	CODE OF ETHICS
As of the end of the period, September 30, 2010, Asset Allocation Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
The Board of Trustees of Asset Allocation Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees — Provided below are the aggregate fees billed for the fiscal years ended December 31, 2009 and September 30, 2010 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
For the fiscal years ended December 31, 2009 and September 30, 2010, the Audit Fees were $48,200 and $34,000, respectively.
(b) Audit-Related Fees — There were no audit-related fees incurred for the fiscal years ended December 31, 2009 and September 30, 2010 for assurance and related services by the principal accountant for the Registrant.
(c) Tax Fees — Provided below are the aggregate fees billed for the fiscal years ended December 31, 2009 and September 30, 2010 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.
For the fiscal years ended December 31, 2009 and September 30, 2010, the Tax Fees were $0 and $3,240, respectively. The incurred Tax Fees are comprised of excise tax review services.
For the fiscal years ended December 31, 2009 and September 30, 2010, the Tax Fees were $0 and $3,780, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.
(d) All Other Fees — There were no other fees incurred for the fiscal years ended December 31, 2009 and September 30, 2010.
(e)(1) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to Asset Allocation Trust (“Trust”); (2) non-audit tax or compliance consulting or training services provided to the Trust by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to the Trust’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Trust) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.
(e)(2) Not Applicable.
(f) Not Applicable.
(g) Provided below are the aggregate non-audit fees billed for the fiscal years ended December 31, 2009 and September 30, 2010, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.
For the fiscal year ended December 31, 2009, the Registrant’s investment adviser incurred non-audit fees in the amount of $315,000. The non-audit fees consists of the aggregate fees for non-audit services rendered to the Trust and investment advisor.

(h) The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEMS 6.	SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 29, 2010

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: November 29, 2010